Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

In 2023, we adopted the Incentive-Based Compensation Clawback Policy (the “Clawback Policy”) which complies with Section 954 of the Dodd-Frank Wall Street Reform and Consumer Production Act of 2010, as codified in Section 10D of the Exchange Act. In the event we are required to prepare an accounting restatement, our Clawback Policy requires the recovery of any erroneously awarded compensation received by certain covered individuals (including our NEOs) on or after October 2, 2023, unless such recovery would be impracticable, as determined by the Compensation Committee in accordance with Section 10D of the Exchange Act.